Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	As of March 31,
	2023	2024
	RMB	RMB	US$ Note 2(f)
Cash and cash equivalents	14,668	1,875	260
Prepayments, receivables and other current assets	47	50	7
Amounts due from related parties	618	—	—
Total current assets	15,333	1,925	267
Non-current assets:
Amounts due from subsidiaries	1,050,048	1,091,375	151,154
Investments in other investees	30,849	35,086	4,859
Total non-current assets	1,080,897	1,126,461	156,013
Total assets	1,096,230	1,128,386	156,280
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	104,015	104,015	14,406
Taxes payable	526	—	—
Accruals and other current liabilities	2,429	879	122
Total current liabilities	106,970	104,894	14,528
Non-current liabilities:
Investment deficit of subsidiaries	350,284	433,800	60,081
Deferred tax liabilities	1,614	1,299	180
Total non-current liabilities	351,898	435,099	60,261
Total liabilities	458,868	539,993	74,789

	As of March 31,
	2023	2024
	RMB	RMB	US$ Note 2(f)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2023 and 2024; 2,433,709,000 and 2,433,963,400 shares issued as of March 31, 2023 and 2024, respectively; 2,161,314,900 and 2,161,569,300 shares outstanding as of March 31, 2023 and 2024, respectively)	165	165	23
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2023 and 2024; 303,234,004 shares issued and outstanding as of March 31, 2023 and 2024)	16	16	2
Treasury stock (US$0.00001 par value; 272,394,100 shares as of March 31, 2023 and 2024)	(137,446)	(137,446)	(19,036)
Additional paid-in capital	9,484,664	9,489,254	1,314,246
Statutory reserves	3,331	3,331	461
Accumulated other comprehensive income	82,396	89,567	12,405
Accumulated deficit	(8,795,764)	(8,856,494)	(1,226,610)
Total MOGU Inc. shareholders’ equity	637,362	588,393	81,491
Total liabilities and shareholders’ equity	1,096,230	1,128,386	156,280

Condensed Statements of Operations and Comprehensive Loss

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(5,151)	(3,249)	(2,362)	(327)
Amortization of intangible assets	(301,866)	(49,957)	—	—
Other income/(expense), net	1,008	(78,030)	3,892	539
(Loss)/gain from operations	(306,009)	(131,236)	1,530	212
Interest income	1	—	—	—
Loss from subsidiaries, VIEs and VIEs’subsidiaries	(334,730)	(38,453)	(60,288)	(8,348)
Loss from investments, net	(1,636)	(16,816)	—	—
Loss before income tax and share of results of equity investee	(642,374)	(186,505)	(58,758)	(8,136)
Share of results of equity investee	—	99	(527)	(73)
Net loss	(642,374)	(186,406)	(59,285)	(8,209)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	(17,400)	14,264	3,675	509
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	(10,729)	(1,761)	2,276	315
Unrealized securities holding gains, net of tax	—	877	1,220	169
Total other comprehensive (loss)/income	(28,129)	13,380	7,171	993
Total comprehensive loss	(670,503)	(173,026)	(52,114)	(7,216)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ Note 2(f)
Net cash used in operating activities	(1,642)	(1,712)	(10,577)	(1,465)
Net cash provided by/(used in) investing activities	13,608	13,364	(2,216)	(307)
Net cash used in financing activities	(9,689)	(1,333)	—	—
Net increase/(decrease) in cash and cash equivalents	2,277	10,319	(12,793)	(1,772)
Cash and cash equivalents at beginning of year	2,072	4,349	14,668	2,032
Cash and cash equivalents at end of year	4,349	14,668	1,875	260